Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash, cash equivalents and restricted cash		$ 153,194	$ 124,223
Accounts receivable, net of allowance for credit losses		18,245	31,906
Accrued income		9,367	6,150
Prepaid expenses and other current assets		21,152	16,293
Bunkers and lubricant oils		8,548	13,171
Insurance receivable		1,452	6,857
Amounts due from related parties		16,363	16,736
Total current assets		228,321	215,336
Non-current assets
Vessels, net		1,692,494	1,763,252
Assets held for sale		0	25,944
Property, plant and equipment, net		198	330
Intangible assets, net of accumulated amortization of $509 (December 31, 2021: $387)		239	400
Equity method investments		148,534	150,209
Derivative assets		21,955	579
Right-of-use asset for operating leases		3,625	923
Prepaid expenses and other non- current assets		1,372	452
Total non-current assets		1,868,417	1,942,089
Total assets		2,096,738	2,157,425
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs		99,009	148,570
Current portion of operating lease liabilities		219	381
Accounts payable		7,773	11,600
Accrued expenses and other liabilities		24,708	19,839
Accrued interest		4,211	5,211
Deferred income		23,108	18,510
Amounts due to related parties		595	224
Total current liabilities		159,623	204,335
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs		608,338	604,790
Senior secured bond, net of deferred financing costs		0	67,688
Senior unsecured bond, net of deferred financing costs		98,943	98,551
Derivative liabilities		0	8,800
Operating lease liabilities, net of current portion		4,032	522
Deferred tax liabilities		4,250	408
Amounts due to related parties	[1]	48,140	54,877
Total non-current liabilities		763,703	835,636
Total Liabilities		923,326	1,039,971
Commitments and contingencies
Stockholders' equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 76,804,474 shares issued and outstanding, (December 31, 2021: 77,180,429)		769	772
Additional paid-in capital		798,188	797,324
Accumulated other comprehensive loss		(463)	(253)
Retained earnings		364,000	316,008
Total Navigator Holdings Ltd. stockholders' equity		1,162,494	1,113,851
Non-controlling interest		10,918	3,603
Total equity		1,173,412	1,117,454
Total liabilities and equity		$ 2,096,738	$ 2,157,425

[1]	Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.